Fair value measurements - Schedule of financial instruments measured at fair value (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fair value measurements
Investments in structured deposits and wealth management products	$ 32,582	$ 53,273
Level 2
Fair value measurements
Investments in structured deposits and wealth management products	$ 32,582	$ 53,273